March 8, 2022

Timothy Plan Family of Funds

Supplement to the Statement of Additional Information - Class I Shares

Dated January 28, 2022

Effective immediately, the Trustees and Principal Executive Officers of the Trust tables for the Class I Shares have been amended. Accordingly, the Statement of Additional Information dated January 28, 2022, is amended as follows:

On page 21 of the Statement of Additional Information

Trustees and Principal Executive Officers of the Trust

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally*	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague***	Trustee	Indefinite; Trustee since 2011	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Mr. Staver is an “interested” Trustee, as that term is defined in the 1940 Act, because he has a limited partnership interest in TPL.
***	Mr. Patrice Tsague is an “interested” Trustee, as that term is defined in the 1940 Act, because of a charitable relationship with TPL.

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Indefinite; Trustee since 2005	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Retired. Associate Professor of Law Stetson University. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.		None

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt	Trustee	Indefinite; Trustee since 2010	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Indefinite; Trustee since 2005	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public-school teacher for 18 years. B.S. from Michigan State University and a Master of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Indefinite; Trustee since 2005	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; Trustee since 2004	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Scott Preissler, Ph.D. is the Executive Director of Friendship Christian School in Suwanee, Georgia and the Executive Director of The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee, Vice Chairman	Indefinite; Trustee since 2004	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO Kingdom Companies founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ. Alan currently is the President of the Electric Power Reliability Alliance (EPRA), a non profit serving industrial, commercial and grid edge electrical reliability practitioners.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Abraham M. Rivera	Trustee	Indefinite; Trustee since 2020	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1969	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.		1

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dale A. Bissonette	Trustee	Indefinite; Trustee since 2020	20

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1958	President, Good Place Holdings, a Christian Centered Business Holding Company.		None

PRINCIPAL EXECUTIVE OFFICERS

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Terry Covert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd; Partner, Copeland Covert & Smith PLLC, law firm.”		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Cheryl Mumbert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1970	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
David D. Jones	Chief Compliance Officer	Since 2004, Indefinite Term	N/A

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A

1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deryk Jones	Trust AML Officer	Since 2022, Indefinite	N/A

4221 North 203rd St. Suite 100 Elkhorn, NE 68022 Born: 1988	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Compliance Analyst since March 2018		None

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated January 28, 2022, and retain it for future reference.